Income Taxes - Components of income tax (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic	€ 7,855	€ 3,969	€ 4,655
Foreign	(476)	(3,169)	(1,134)
Income before income tax provision/(benefit)	€ 7,379	€ 800	€ 3,521